TAXATION - Deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets:
Net operating loss carryforwards	$ 193,794	$ 137,800
R&D business tax credits	43,918	19,102
Share-based compensation	4,247	11,108
Depreciation of property, equipment and software	278	551
Deferred R&D expenses	56,999	10,532
Other current liabilities and other current assets	1,800	1,577
Lease liabilities	158	356
Impairment loss	1,962
Total deferred tax assets	303,156	181,026
Deferred tax liabilities:
Prepaid expenses	(189)	(229)
Right-of-use assets	(143)	(328)
Change in fair value of investments	(18,344)
Total deferred tax liabilities	(18,676)	(557)
Valuation allowance	(284,480)	(180,469)
Deferred tax assets, net	0	0
Deferred tax liabilities, net	$ 0	$ 0